Concentration of Credit Risk - Additional Information (Detail) - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
FL
Concentration Risk [Line Items]
Concentration risk, Percentage	13.00%	14.00%	14.00%
TX
Concentration Risk [Line Items]
Concentration risk, Percentage	11.00%
IL
Concentration Risk [Line Items]
Concentration risk, Percentage		13.00%	16.00%